Supplemental Oil and Gas Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Capitalized Costs
Capitalized Costs

	As of December 31,
	2015	2014
	(Millions)
Proved Properties	$5,703	$4,192
Unproved properties	2,342	349
	8,045	4,541
Accumulated depreciation, depletion and amortization and valuation provisions	(1,763)	(1,292)
Net capitalized costs	$6,282	$3,249
__________

•
Excluded from capitalized costs are equipment and facilities in support of oil and gas production of $202 million and $109 million, net, for 2015 and 2014, respectively. The $109 million at December 31, 2014 includes costs related to gathering assets sold or held for sale in 2015.

•	Proved properties include capitalized costs for oil and gas leaseholds holding proved reserves, development wells including uncompleted development well costs and successful exploratory wells.

•	Unproved properties consist primarily of unproved leasehold costs.

Cost Incurred
Cost Incurred

	For the years ended December 31,
	2015	2014	2013
	(Millions)
Acquisition	$3,208	$294	$57
Exploration	84	92	104
Development	657	1,376	939
	$3,949	$1,762	$1,100

__________

•	Costs incurred include capitalized and expensed items.

•
Acquisition costs are as follows: costs in 2015 primarily relate to the allocated purchase price of RKI properties in the Permian-Delaware Basin (see Note 2 of Notes to Consolidated Financial Statements) and includes 53 MMboe of proved developed reserves. Costs in 2014 primarily relate to purchases of oil acreage in the San Juan Basin and include approximately 5 MMboe of proved reserves. The 2013 costs are primarily for undeveloped leasehold in exploratory areas targeting oil reserves.

•
Exploration costs include the costs incurred for geological and geophysical activity, drilling and equipping exploratory wells, including costs incurred during the year for wells determined to be dry holes, exploratory lease acquisitions and retaining undeveloped leaseholds. The 2015 amount primarily related to the drilling of Piceance Niobrara wells.

•
Development costs include costs incurred to gain access to and prepare well locations for drilling and to drill and equip wells in our development basins. Development costs associated with our Piceance Basin operations were $106 million, $430 million and $284 million for 2015, 2014 and 2013, respectively.

Results of Operations
Results of Operations

	For the years ended December 31,
	2015	2014	2013
	(Millions)
Revenues:
Oil sales	$494	$669	$475
Natural gas sales	138	282	259
Natural gas liquid sales	23	20	10
Net gain (loss) on derivatives not designated as hedges	438	515	(57)
Other revenues	7	8	3
Total revenues	1,100	1,494	690
Costs:
Lease and facility operating	145	143	109
Gathering, processing and transportation	64	71	73
Taxes other than income	62	88	68
Exploration	85	101	417
Depreciation, depletion and amortization	528	363	354
Impairment of certain proved properties	—	15	772
Impairment of costs of acquired unproved reserves	—	—	—
Net (gain) loss on sales of assets	(349)	—	—
General and administrative	203	217	211
Acquisition costs	23	—	—
Other (income) expense	63	13	12
Total costs	824	1,011	2,016
Results of operations	276	483	(1,326)
Provision (benefit) for income taxes	101	176	(484)
Exploration and production net income (loss)	$175	$307	$(842)
__________

•	Amounts for all years exclude the equity losses from our equity method investees. Net equity losses from these investees were $1 million and $21 million in 2014 and 2013, respectively.

•	Other revenues consist of activities that are an indirect part of the producing activities.

•
Exploration expenses include the costs of geological and geophysical activity, drilling and equipping exploratory wells determined to be dry holes and the cost of retaining undeveloped leaseholds including lease amortization and impairments. Additionally, exploration costs in 2015 and 2014 include impairments of certain exploratory well costs (see Note 5 of Notes to Consolidated Financial Statements). Exploration costs in 2013 include a $317 million impairment to estimated fair value of unproved leasehold costs in the Appalachian Basin.

•	Depreciation, depletion and amortization includes depreciation of support equipment.

•
Other income (expense) includes $22 million as a result of a termination of a crude oil transportation and sales agreement. Also included is a $23 million charge related to the net present value of future obligations under a gathering agreement in an Appalachian area for which we plugged and abandoned our remaining wells in December 2015.

Proved Reserves
The following is a summary of changes in our domestic proved reserves including proved reserves in the Powder River Basin which is reported as discontinued operations. Excluded from the table are our international reserves that are primarily attributable to a consolidated subsidiary (Apco) which represented less than 5 percent of our total reserves. The international interests were sold in January 2015. In addition, the table includes proved reserves in the Piceance Basin. As of December 31, 2015, proved developed reserves and proved undeveloped reserves in the Piceance Basin were 228 MMboe and 75 MMboe, respectively.

	Oil (MMBbls)	Natural Gas (Bcf)	NGLs (MMBbls)	All Products (MMBoe)
Proved reserves at December 31, 2012	76.5	3,369.1	110.4	748.4
Revisions	3.5	308.3	(25.4)	29.5
Divestitures	—	(0.2)	—	—
Extensions and discoveries	28.8	312.0	8.1	88.9
Production	(5.9)	(359.4)	(7.4)	(73.2)
Proved reserves at December 31, 2013	102.9	3,629.8	85.7	793.6
Revisions	(7.7)	(198.3)	(13.4)	(54.1)
Purchases	4.2	6.0	0.8	6.0
Divestitures	(1.8)	(314.6)	(8.5)	(62.7)
Extensions and discoveries	42.4	362.1	12.5	115.2
Production	(9.2)	(335.4)	(6.3)	(71.4)
Proved reserves at December 31, 2014	130.8	3,149.6	70.8	726.6
Revisions	(31.9)	(624.6)	(14.0)	(150.0)
Purchases	39.8	205.6	20.7	94.7
Divestitures	—	(380.3)	—	(63.4)
Extensions and discoveries	17.1	116.9	5.1	41.6
Production	(13.1)	(277.0)	(7.3)	(66.5)
Proved reserves at December 31, 2015	142.7	2,190.2	75.3	583.0

Proved developed reserves:
December 31, 2013	36.8	2,265.2	48.6	463.0
December 31, 2014	60.0	2,090.0	43.9	452.3
December 31, 2015	83.0	1,618.2	49.5	402.2

Proved undeveloped reserves:
December 31, 2013	66.1	1,364.6	37.1	330.6
December 31, 2014	70.8	1,059.6	26.9	274.3
December 31, 2015	59.7	572.0	25.8	180.8
__________

•	Natural gas reserves are computed at 14.73 pounds per square inch absolute and 60 degrees Fahrenheit.

•
Revision in 2015 primarily reflect 209 MMboe of negative revisions related to the decrease in the 12 month average prices partially offset by 59 MMboe of positive revisions due to decreased costs and well improvements. The 2015 revisions comprised 108 MMboe net negative revisions related to proved undeveloped locations and 42 MMboe net negative revisions related to proved developed locations. Revisions in 2014 primarily reflect 16 MMboe of net positive revisions to developed reserves and 70 MMboe of net negative revisions to undeveloped reserves. The 70 MMboe of net negative revisions were primarily due to a reduction in near-term drilling capital estimates and the related limitations imposed by the SEC five year rules. Revisions in 2013 reflects 22 MMboe related to developed reserves and 7 MMboe related to undeveloped reserves.

•	Purchases reflects the RKI acquisition of which 53.4 MMboe is proved developed and 41.3 MMboe is associated with proved undeveloped locations.

•
Divestitures in 2015 relate to sales of properties in the Powder River Basin (28 MMboe) and the Appalachian Basin (35 MMboe). Divestitures in 2014 primarily relate to the sale of working interests in the Piceance Basin (see Notes 3 and 5 of Notes to Consolidated Financial Statements).

•
Extensions and discoveries in 2015 reflect 20.9 MMboe added for proved developed locations and 20.7 MMboe for proved undeveloped locations primarily related to our San Juan Gallup and Williston Basins. Extensions and discoveries in 2014 reflect 31 MMboe added for drilled locations and 84 MMboe added for new proved undeveloped locations. Extensions and discoveries in 2013 reflects 21 MMboe added for drilled locations and 68 MMboe added for new undeveloped locations. The 2014 and 2013 extensions and discoveries were primarily in the Piceance Basin, Williston Basin, Appalachian Basin and San Juan Basin.

Standardized Measure of Discounted Future Net Cash Flows
Standardized Measure of Discounted Future Net Cash Flows

	As of December 31,
	2015	2014
	(Millions)
Future cash inflows	$12,391	$26,444
Less:
Future production costs	7,757	12,641
Future development costs	1,761	3,426
Future income tax provisions	—	2,519
Future net cash flows	2,873	7,858
Less 10 percent annual discount for estimated timing of cash flows	1,589	3,975
Standardized measure of discounted future net cash inflows	$1,284	$3,883
__________

•
Our historical tax basis (i.e. future deductions for taxable income calculation) of proved properties at December 31, 2015 is greater than the total future net cash flows before taxes; therefore, future taxable income would be less than zero.

•	Included in the $1,284 million of discounted future net cash inflows is $270 million related to the properties in the Piceance Basin.

Sources of Change in Standardized Measure of Discounted Future Net Cash Flows
Sources of Change in Standardized Measure of Discounted Future Net Cash Flows

	For the years ended December 31,
	2015	2014	2013
	(Millions)
Beginning of year	$3,883	$2,964	$1,949
Sales of oil and gas produced, net of operating costs	(541)	(1,324)	(1,040)
Net change in prices and production costs	(5,231)	303	1,198
Extensions, discoveries and improved recovery, less estimated future costs	254	1,761	1,282
Development costs incurred during year	276	592	414
Changes in estimated future development costs	1,213	143	(736)
Purchase of reserves in place, less estimated future costs	657	147	—
Sale of reserves in place, less estimated future costs	(397)	(391)	(3)
Revisions of previous quantity estimates	(374)	(536)	239
Accretion of discount	489	383	225
Net change in income taxes	1,073	(142)	(540)
Other	(18)	(17)	(24)
Net changes	(2,599)	919	1,015
End of year	$1,284	$3,883	$2,964